ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 95.6%
	AEROSPACE & DEFENSE - 8.6%
3,424	AeroVironment, Inc.(a)	$ 863,704
13,850	Airbus S.E. - ADR	750,255
12,403	BAE Systems plc - ADR	1,438,747
10,609	Embraer S.A. - ADR	766,182
3,450	General Dynamics Corporation	1,231,823
7,896	Mercury Systems, Inc.(a)	702,981
59,025	Rolls-Royce Holdings plc - ADR	1,099,046
9,978	Safran S.A. - ADR	1,003,787
		7,856,525
	APPAREL & TEXTILE PRODUCTS - 1.0%
15,153	NIKE, Inc., Class B	942,214

	ASSET MANAGEMENT - 4.6%
13,974	AllianceBernstein Holding, L.P.	548,619
755	Blackrock, Inc.	802,739
10,351	Charles Schwab Corporation (The)	985,415
2,549	LPL Financial Holdings, Inc.	765,669
26,545	UBS Group A.G.	1,099,759
		4,202,201
	AUTOMOTIVE - 1.1%
8,004	Lear Corporation	1,050,525

	BANKING - 4.2%
19,644	Bank of America Corporation	978,861
8,504	Citigroup, Inc.	937,056
2,626	Credicorp Ltd.	909,594
3,674	JPMorgan Chase & Company	1,103,301
		3,928,812
	BEVERAGES - 1.6%
14,025	Celsius Holdings, Inc.(a)	751,880
6,308	Fomento Economico Mexicano S.A.B. de C.V. - ADR	708,515
		1,460,395
	BIOTECH & PHARMA - 6.4%
1,085	Argenx S.E. - ADR(a)	832,108

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	BIOTECH & PHARMA - 6.4% (Continued)
17,352	Galderma Group A.G. - ADR	$ 657,294
3,623	Gilead Sciences, Inc.	539,646
15,898	Halozyme Therapeutics, Inc.(a)	1,105,388
4,901	Johnson & Johnson	1,217,555
3,137	Vertex Pharmaceuticals, Inc.(a)	1,558,555
		5,910,546
	CHEMICALS - 0.7%
15,297	Air Liquide S.A. - ADR	642,474

	CONSTRUCTION MATERIALS - 0.8%
8,674	Knife River Corporation(a)	771,813

	DATA CENTER REIT - 1.3%
1,246	Equinix, Inc.	1,213,928

	E-COMMERCE DISCRETIONARY - 3.5%
5,150	Alibaba Group Holding Ltd. - ADR	742,167
11,738	Amazon.com, Inc.(a)	2,464,981
		3,207,148
	ELECTRIC UTILITIES - 1.9%
17,252	Dominion Energy, Inc.	1,089,291
7,064	National Grid plc - ADR	662,391
		1,751,682
	ELECTRICAL EQUIPMENT - 2.1%
4,337	BWX Technologies, Inc.	893,335
16,193	Schneider Electric S.E. - ADR	1,055,946
		1,949,281
	ENGINEERING & CONSTRUCTION - 1.0%
25,104	Tetra Tech, Inc.	899,727

	HEALTH CARE FACILITIES & SERVICES - 1.3%
6,820	GeneDx Holdings Corporation(a)	543,622
9,054	HealthEquity, Inc.(a)	692,541
		1,236,163

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	HOME CONSTRUCTION - 0.7%
4,106	DR Horton, Inc.	$ 658,561

	HOUSEHOLD PRODUCTS - 1.9%
67,015	Haleon plc - ADR	741,856
14,329	Unilever plc - ADR	1,056,763
		1,798,619
	INSTITUTIONAL FINANCIAL SERVICES - 1.7%
14,423	Lazard, Inc.	729,804
27,395	London Stock Exchange Group plc - ADR	820,480
		1,550,284
	INSURANCE - 1.6%
2,182	Aon PLC, Class A	731,996
10,351	MetLife, Inc.	745,996
		1,477,992
	INTERNET MEDIA & SERVICES - 8.8%
7,965	Alphabet, Inc., Class A(b)	2,483,169
6,564	Baidu, Inc. - ADR(a)	816,824
5,168	DoorDash, Inc., Class A(a)	911,997
2,045	Meta Platforms, Inc., Class A	1,325,528
9,966	Netflix, Inc.(a)	959,128
2,064	Spotify Technology S.A.(a)	1,062,836
6,343	Uber Technologies, Inc.(a)	478,389
		8,037,871
	LEISURE FACILITIES & SERVICES - 2.7%
27,443	DraftKings, Inc.(a)	654,241
35,000	Norwegian Cruise Line Holdings Ltd.(a)	867,650
57,694	Super Group SGHC Ltd.	617,326
55,781	Wynn Macau Ltd. - ADR	401,065
		2,540,282
	LEISURE PRODUCTS - 0.9%
19,248	YETI Holdings, Inc.(a)	841,330

	MACHINERY - 1.6%
1,212	Caterpillar, Inc.	900,310

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	MACHINERY - 1.6% (Continued)
15,261	Smiths Group plc - ADR	$ 573,203
		1,473,513
	MEDICAL EQUIPMENT & DEVICES - 3.5%
6,516	Abbott Laboratories	758,137
41,387	ConvaTec Group plc - ADR	573,624
9,865	Edwards Lifesciences Corporation(a)	853,027
2,005	Thermo Fisher Scientific, Inc.	1,044,825
		3,229,613
	OIL & GAS PRODUCERS - 3.4%
22,183	BP PLC - ADR	862,031
5,705	Chevron Corporation	1,065,466
8,097	Exxon Mobil Corporation	1,234,792
		3,162,289
	OIL & GAS SERVICES & EQUIPMENT - 1.2%
16,557	TechnipFMC plc	1,097,895

	RETAIL - CONSUMER STAPLES - 1.0%
6,757	Walmart, Inc.	864,558

	RETAIL - DISCRETIONARY - 2.4%
10,883	Floor & Decor Holdings, Inc., Class A(a)	751,906
2,214	Home Depot, Inc. (The)	842,914
3,714	RH(a)	615,447
		2,210,267
	SEMICONDUCTORS - 10.2%
2,325	Applied Materials, Inc.	865,598
4,000	Broadcom, Inc.	1,278,200
2,000	Coherent Corp.(a)	517,860
19,343	NVIDIA Corporation	3,427,387
11,000	ON Semiconductor Corporation(a)	731,280
2,500	Onto Innovation, Inc.(a)	539,725
4,048	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,516,300
5,844	Universal Display Corporation	623,496
		9,499,846

ONE GLOBAL ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 95.6% (Continued)
	SOFTWARE - 2.1%
2,968	Microsoft Corporation	$ 1,165,652
5,274	Palo Alto Networks, Inc.(a)	785,404
		1,951,056
	TECHNOLOGY HARDWARE - 8.0%
13,560	Apple, Inc.	3,582,282
9,494	Cisco Systems, Inc.	754,393
1,948	InterDigital, Inc.	714,000
45,535	Nintendo Company Ltd. - ADR	640,222
11,000	Pure Storage, Inc., CLASS A(a)	706,420
38,661	Sony Group Corporation - ADR	891,523
		7,288,840
	TECHNOLOGY SERVICES - 2.0%
14,154	Block, Inc.(a)	901,610
2,932	Visa, Inc., Class A	938,650
		1,840,260
	TELECOMMUNICATIONS - 1.8%
10,805	Millicom International Cellular S.A.	787,576
4,002	T-Mobile US, Inc.	868,794
		1,656,370

	TOTAL COMMON STOCKS (Cost $80,673,719)	88,202,880

	TOTAL INVESTMENTS - 95.6% (Cost $80,673,719)	$ 88,202,880
	OTHER ASSETS IN EXCESS OF LIABILITIES- 4.4%	4,061,025
	NET ASSETS - 100.0%	$ 92,263,905

(a)	Non-income producing security.
(b)	All or a portion of this security is held as collateral.

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 65.6%
	AEROSPACE & DEFENSE - 6.8%
10,861	Embraer S.A. - ADR(b)	$ 784,381
32,590	Rolls-Royce Holdings plc - ADR(b)	606,826
13,036	Safran S.A. - ADR(b)	1,311,422
		2,702,629
	ASSET MANAGEMENT - 1.9%
2,518	LPL Financial Holdings, Inc. (b)	756,357

	BIOTECH & PHARMA - 5.2%
17,728	Halozyme Therapeutics, Inc.(a), (b)	1,232,628
1,677	Vertex Pharmaceuticals, Inc.(a), (b)	833,184
		2,065,812
	DATA CENTER REIT - 3.0%
1,228	Equinix, Inc. (b)	1,196,391

	E-COMMERCE DISCRETIONARY - 4.6%
5,177	Alibaba Group Holding Ltd. - ADR(b)	746,057
5,261	Amazon.com, Inc.(a), (b)	1,104,811
		1,850,868
	ENGINEERING & CONSTRUCTION - 1.6%
17,808	Tetra Tech, Inc. (b)	638,239

	HEALTH CARE FACILITIES & SERVICES - 1.9%
9,618	HealthEquity, Inc.(a), (b)	735,681

	INTERNET MEDIA & SERVICES - 11.5%
4,447	Alphabet, Inc., Class A(b)	1,386,398
4,716	Baidu, Inc. - ADR(a), (b)	586,859
1,817	DoorDash, Inc., Class A(a), (b)	320,646
856	Meta Platforms, Inc., Class A(b)	554,842
8,218	Netflix, Inc.(a), (b)	790,900
12,158	Uber Technologies, Inc.(a), (b)	916,956
		4,556,601
	LEISURE FACILITIES & SERVICES - 2.1%
34,356	DraftKings, Inc.(a), (b)	819,047

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 65.6% (Continued)
	LEISURE PRODUCTS - 2.0%
17,733	YETI Holdings, Inc.(a), (b)	$ 775,109

	MEDICAL EQUIPMENT & DEVICES - 3.6%
16,456	Edwards Lifesciences Corporation(a), (b)	1,422,950

	OIL & GAS SERVICES & EQUIPMENT - 2.7%
16,295	TechnipFMC plc(b)	1,080,521

	RETAIL - DISCRETIONARY - 2.5%
14,129	Floor & Decor Holdings, Inc., Class A(a)	976,173

	SEMICONDUCTORS - 9.6%
2,046	Broadcom, Inc.	653,799
2,094	Coherent Corp.(a)	542,199
8,072	NVIDIA Corporation (b)	1,430,278
10,354	ON Semiconductor Corporation(a), (b)	688,334
5,116	Rambus, Inc.(a)	509,861
		3,824,471
	SOFTWARE - 3.3%
2,046	Datadog, Inc., Class A(a), (b)	229,070
7,222	Palo Alto Networks, Inc.(a), (b)	1,075,500
		1,304,570
	TECHNOLOGY HARDWARE - 1.0%
6,140	Pure Storage, Inc., CLASS A(a)	394,311

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
COMMON STOCKS — 65.6% (Continued)
TECHNOLOGY SERVICES - 2.3% (Continued)
14,112	Block, Inc.(a), (b)	$ 898,934

	TOTAL COMMON STOCKS (Cost $22,756,753)	25,998,664

	TOTAL INVESTMENTS - 65.6% (Cost $22,756,753)	$ 25,998,664
	TOTAL SECURITIES SOLD SHORT – (41.8)% (Proceeds - $14,964,245)	(16,558,380)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 76.2%	30,120,736
	NET ASSETS - 100.0%	$ 39,561,020

SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
February 28, 2026

Shares		Fair Value
BUSINESS DEVELOPMENT COMPANIES — (2.6)%
ASSET MANAGEMENT - (2.6)%
(56,000)	Ares Capital Corporation	$ (1,042,720)

COMMON STOCKS — (39.2)%
BANKING - (4.5)%
(16,000)	Banco Latinoamericano de Comercio Exterior S.A., Class E	(800,480)
(11,000)	Cathay General Bancorp	(546,810)
(4,000)	East West Bancorp, Inc.	(437,800)
(1,785,090)
COMMERCIAL SUPPORT SERVICES - (3.4)%
(20,000)	H&R Block, Inc.	(612,400)
(30,000)	Robert Half International, Inc.	(732,600)
(1,345,000)
ELECTRICAL EQUIPMENT - (1.0)%
(1,500)	Vertiv Holdings Company, Class A	(382,335)

THE FUTURE FUND LONG/SHORT ETF
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
COMMON STOCKS — (39.2)% (Continued)
ENGINEERING & CONSTRUCTION - (3.0)%
(2,100)	Quanta Services, Inc.	$ (1,182,468)

ENTERTAINMENT CONTENT - (1.4)%
(8,000)	ROBLOX Corporation, Class A	(549,280)

HEALTH CARE FACILITIES & SERVICES - (6.7)%
(4,000)	Charles River Laboratories International, Inc.	(713,960)
(3,000)	Cigna Group (The)	(869,460)
(2,000)	HCA Healthcare, Inc.	(1,059,400)
(2,642,820)
INSTITUTIONAL FINANCIAL SERVICES - (1.1)%
(2,500)	Coinbase Global, Inc., Class A	(439,625)

INTERNET MEDIA & SERVICES - (1.8)%
(23,000)	Match Group, Inc.	(726,800)

SEMICONDUCTORS - (2.5)%
(3,000)	Advanced Micro Devices, Inc.	(600,630)
(1,000)	Micron Technology, Inc.	(412,370)
(1,013,000)
SOFTWARE - (3.6)%
(5,000)	Palantir Technologies, Inc., Class A	(685,950)
(1,700)	Snowflake, Inc., Class A	(286,297)
(2,500)	Veeva Systems, Inc., Class A	(455,025)
(1,427,272)
SPECIALTY FINANCE - (1.6)%
(9,000)	Synchrony Financial	(621,990)

TECHNOLOGY HARDWARE - (3.4)%
(9,000)	Corning, Inc.	(1,353,420)

TECHNOLOGY SERVICES - (5.2)%
(4,000)	Accenture PLC, Class A	(834,880)
(8,000)	Affirm Holdings, Inc., Class A	(375,840)
(4,000)	Equifax, Inc.	(835,840)
(2,046,560)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $14,964,245)	$ (16,558,380)

(a) Non-income producing security. (b) All or a portion of the security is held as collateral.